SHARE CAPITAL	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Share Capital

The Company is authorised to issue an unlimited number of common shares, with no par value.

During the year ended March 31, 2022, the Company completed the following share capital transactions:

On April 8, 2021, the Company completed a private placement in which a total of 1,735,199 units were issued at $2.50 per unit for gross proceeds of $4,337,998. Each unit consisted of one common share and one-half of one common share purchase warrant with each whole warrant exercisable at $3.00 for a period of two years. Unit issue costs associated with this private placement totaled $102,343 of which $38,979 was settled through the issuance of 15,592 shares.

A total of 673,333 common shares were issued upon exercise of 673,333 stock options at exercise prices ranging from $0.40 to $0.72 per option for total proceeds of $406,967. The carrying value of the options, being $283,567, was removed from Share-based payment reserve and added to share capital.

A total of 4,256,064 common shares were issued upon exercise of 4,256,064 warrants at exercise prices ranging from $0.50 to $3.00 per warrant for total proceeds of $4,865,994. The carrying value of the warrants, being $1,133,008, was removed from warrants and added to share capital.

On December 9, 2021, the Company issued 19,157 common shares at an agreed upon price of $2.61 per common share as partial settlement for a license agreement allowing the Company to be the global commercializing partner for an aptamer-based, SATS-CoV-2, rapid detection technology. The Company also paid $50,000 in cash to settle the balance of the agreed upon license fee.

On January 4, 2022, the Company completed a bought-deal prospectus for gross proceeds of $23,005,060 and a concurrent non-brokered private placement for gross proceeds of $10,009,022. Pursuant to these offerings, the Company issued a total of 6,348,864 common shares at a price of $5.20 per common share. Cash commissions and issuance costs associated with the offerings totaled $1,592,488.

During the year ended March 31, 2021, the Company completed the following share capital transactions:

On June 26, 2020 and July 6, 2020, in a private placement, a total of 3,416,666 units were issued at $0.60 per unit for gross proceeds of $2,050,000. Each unit consisted of one common share and one-half of one common share purchase warrant with each whole warrant exercisable at $0.80 for a period of two years. Share issue costs associated with this private placement totaled $37,661.

On August 19, 2020, pursuant to a shares for debt agreement, the Company issued 115,711 common shares to a trade creditor at a variable agreed upon price of between $0.34 and $0.59 per common share in settlement of various amounts owing. There was no gain or loss as a result of this debt settlement.

A total of 653,333 common shares were issued upon exercise of 653,333 stock options at exercise prices ranging from $0.40 to $0.72 per option for total proceeds of $370,866. The carrying value of the options, being $242,167, was removed from Share-based payment reserve and added to share capital.

A total of 1,608,348 common shares were issued upon exercise of 1,608,348 warrants at exercise prices ranging from $0.50 to $0.80 per warrant for total proceeds of $995,493. The carrying value of the warrants, being $195,136, was removed from warrants and added to share capital.

(b) Share Purchase Warrants

The Company had no share purchase warrants outstanding as of March 31, 2022 (March 31, 2021 - 3,393,965).

The following is a summary of warrants activity for the years ended March 31, 2022 and March 31, 2021:

	Year ended		Year ended
	March 31, 2022		March 31, 2021
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	3,393,965	0.67	3,293,976	0.58
Granted	867,598	3.00	1,708,337	0.80
Exercised	(4,256,064)	1.14	(1,608,348)	0.62
Expired	(5,499)	3.00	-	-
Balance, end of year	-	-	3,393,965	0.67

On April 8, 2021, the Company issued 867,598 share purchase warrants as part of a private placement financing with an exercise price of $3.00 and an expiry date of April 8, 2023. The expiry date was accelerated to November 3, 2021. The grant date fair value of these warrants was $0.84. The fair value of these warrants was estimated on the grant date using the Black- Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 97%; risk- free interest rate of 0.31%; and expected life of 2 years.

On June 26, 2020 and July 6, 2020, the Company issued 1,708,337 share purchase warrants as part of a private placement financing with an exercise price of $0.80 and an expiry date of June 26, 2022. The expiry date was accelerated to November 3, 2021. The grant date fair value of these warrants was $0.16. The fair value of these warrants was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 79%; risk-free interest rate of 0.30%; and expected life of 2 years.

On December 19, 2019, the Company issued 137,100 share purchase warrants as part of the share issue costs related to a private placement financing with an exercise price of $0.50 and an expiry date of December 19, 2021. The grant date fair value of these warrants was $0.10. The fair value of these warrants was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 73%; risk-free interest rate of 1.67%; and expected life of 2 years.

(c) Stock Options and Share-Based Payment Reserve

The Company has a stock option plan (the "Plan") for directors, officers, employees and consultants. The Plan authorises the granting of options to purchase up to a maximum of 10% of the issued and outstanding common shares at the time of grant, of which 8,692,334 options are outstanding as at March 31, 2022 (March 31, 2021 - 7,021,667).

The Plan provides that:

a) any options granted pursuant to the Plan shall expire no later than ten years after the date of grant;

b) any options granted pursuant to the Plan shall be non-assignable and non-transferable;

c) the number of common shares issuable pursuant to the Plan to any one person in any 12-month period shall not exceed 5% of the outstanding common shares;

d) the number of common shares issuable pursuant to the Plan to any one consultant in any 12-month period may not exceed 2% of the outstanding common shares;

e) the number of common shares issuable pursuant to the Plan to persons employed in investor relation activities may not exceed 2% of the outstanding common shares in any 12-month period.

f) the Plan provides that options shall expire and terminate 90 days following the date the optionee ceases to be an employee, director or officer of, or consultant to, the Company, provided that if such termination is as a result of death of the optionee, the optionee's personal representative shall have one year to exercise such options.

g) the number of common shares: (1) reserved for issuance to insiders of the Company may not exceed 10% of the issued and outstanding common shares; and (2) which may be issued to insiders within a one-year period may not exceed 10% of the issued and outstanding common shares.

h) the Plan provides that options granted under the Plan shall vest in the optionee, and may be exercisable by the optionee under certain vesting terms.

During the year ended March 31, 2022, the Company issued the following stock options:

On April 13, 2021, the Company issued 50,000 stock options to a consultant with an exercise price of $1.76 per share and an expiry date of April 13, 2023. The grant date fair value of these stock options was $0.92. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 100%; expected forfeiture rate of 0%; risk-free interest rate of 0.31%; and expected life of 2 years. The vesting period of the options granted to the consultant is as follows: 100% at August 13, 2021.

On April 13, 2021, the Company issued 50,000 stock options to an employee with an exercise price of $1.76 per share and an expiry date of April 13, 2026. The grant date fair value of these stock options was $1.16. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 85%; expected forfeiture rate of 0%; risk-free interest rate of 0.31%; and expected life of 5 years. The vesting period of the options granted to the employee is as follows: 1/3 at April 13, 2021; 1/3 at April 13, 2022; 1/3 at April 13, 2023.

On June 30, 2021, the Company issued 150,000 stock options to a consultant with an exercise price of $3.50 per share and an expiry date of June 30, 2024. The grant date fair value of these stock options was $2.01. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 93%; expected forfeiture rate of 0%; risk-free interest rate of 0.45%; and expected life of 3 years. The vesting period of the options granted to the consultant is as follows: 1/3 at June 30, 2021; 1/3 at June 30, 2022; 1/3 at June 30, 2023.

On July 23, 2021, the Company issued 25,000 stock options to an employee with an exercise price of $3.10 per share and an expiry date of July 23, 2024. The grant date fair value of these stock options was $1.75. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 91%; expected forfeiture rate of 0%; risk-free interest rate of 0.45%; and expected life of 3 years. The vesting period of the options granted to the employee is as follows: 1/3 at July 23, 2021; 1/3 at July 23, 2022; 1/3 at July 23, 2023.

On September 3, 2021, the Company issued 100,000 stock options to numerous employees with an exercise price of $3.69 per share and an expiry date of September 3, 2024. The grant date fair value of these stock options was $2.12. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 91%; expected forfeiture rate of 0%; risk-free interest rate of 0.53%; and expected life of 3 years. The vesting period of the options granted to the employees is as follows: 1/3 at September 3, 2021; 1/3 at March 3, 2022; 1/3 at September 3, 2022.

On September 21, 2021, the Company issued 120,000 stock options to a consultant with an exercise price of $4.08 per share and an expiry date of September 21, 2024. The grant date fair value of these stock options was $2.31. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 91%; expected forfeiture rate of 0%; risk-free interest rate of 0.53%; and expected life of 3 years. The vesting period of the options granted to the consultant is as follows: 1/3 at September 21, 2021; 1/3 at September 21, 2022; 1/3 at September 21, 2023.

On October 13, 2021, the Company issued 100,000 stock options to numerous employees with an exercise price of $4.92 per share and an expiry date of October 13, 2024. The grant date fair value of these stock options was $2.84. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 91%; expected forfeiture rate of 0%; risk-free interest rate of 1.07%; and expected life of 3 years. The vesting period of the options granted to the employees is as follows: 1/3 at October 13, 2021; 1/3 at October 13, 2022; 1/3 at October 13, 2023.

On October 26, 2021, the Company issued 50,000 stock options to an employee with an exercise price of $4.77 per share and an expiry date of October 26, 2024. The grant date fair value of these stock options was $2.75. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 91%; expected forfeiture rate of 0%; risk-free interest rate of 1.07%; and expected life of 3 years. The vesting period of the options granted to the employee is as follows: 1/3 at October 26, 2021; 1/3 at October 26, 2022; 1/3 at October 26, 2023.

On November 1, 2021, the Company issued 100,000 stock options to numerous consultants with an exercise price of $5.67 per share and an expiry date of November 1, 2024. The grant date fair value of these stock options was $3.21. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 89%; expected forfeiture rate of 0%; risk-free interest rate of 1.05%; and expected life of 3 years. The vesting period of the options granted to the consultants is as follows: 1/3 at November 1, 2021; 1/3 at November 1, 2022; 1/3 at November 1, 2023.

On December 15, 2021, the Company issued 25,000 stock options to an employee with an exercise price of $5.20 per share and an expiry date of December 15, 2026. The grant date fair value of these stock options was $3.39. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 82%; expected forfeiture rate of 0%; risk-free interest rate of 0.99%; and expected life of 5 years. The vesting period of the options granted to the employee is as follows: 1/3 at December 15, 2021; 1/3 at December 15, 2022; 1/3 at December 15, 2023.

On December 29, 2021, the Company issued 200,000 stock options to an employee and a consultant with an exercise price of $5.22 per share and an expiry date of December 29, 2024. The grant date fair value of these stock options was $2.96. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 89%; expected forfeiture rate of 0%; risk-free interest rate of 0.99%; and expected life of 3 years. The vesting period of the options granted to the employee is as follows: 1/3 at December 29, 2021; 1/3 at June 29, 2022; 1/3 at December 29, 2022. The vesting period of the options granted to the consultant is as follows: 1/3 at December 29, 2021; 1/3 at December 29, 2022; 1/3 at December 29, 2023.

On January 14, 2022, the Company issued 1,100,000 stock options to a number of directors and officers with an exercise price of $4.25 per share and an expiry date of January 14, 2027. The grant date fair value of these stock options was $2.80. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 83%; expected forfeiture rate of 0%; risk-free interest rate of 1.26%; and expected life of 5 years. The vesting period of the options granted to the directors and officers is as follows: 1/3 at January 14, 2022; 1/3 at July 14, 2022; 1/3 at January 14, 2023.

On January 14, 2022, the Company issued 200,000 stock options to a number of employees and consultants with an exercise price of $4.25 per share and an expiry date of January 14, 2025. The grant date fair value of these stock options was $2.42. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 90%; expected forfeiture rate of 0%; risk-free interest rate of 1.26%; and expected life of 3 years. The vesting period of the options granted to the employees and consultants is as follows: 1/3 at January 14, 2022; 1/3 at January 14, 2023; 1/3 at January 14, 2024.

On January 17, 2022, the Company issued 20,000 stock options to an employee with an exercise price of $4.25 per share and an expiry date of January 17, 2025. The grant date fair value of these stock options was $2.80. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 83%; expected forfeiture rate of 0%; risk-free interest rate of 1.26%; and expected life of 5 years. The vesting period of the options granted to the employee is as follows: 1/3 at January 17, 2022; 1/3 at January 17, 2023; 1/3 at January 17, 2024.

On March 29, 2022, the Company issued 54,000 stock options to an employee with an exercise price of $3.88 per share and an expiry date of March 29, 2025. The grant date fair value of these stock options was $2.29. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 92%; expected forfeiture rate of 0%; risk-free interest rate of 2.31%; and expected life of 3 years. The vesting period of the options granted to the employee is as follows: 1/3 at March 29, 2022; 1/3 at March 29, 2023; 1/3 at March 29, 2024.

During the year ended March 31, 2021, the Company issued the following stock options:

On May 8, 2020, the Company issued 600,000 stock options to a number of directors, officers, employees and consultants with an exercise price of $0.40 per share and an expiry date of May 8, 2025. The grant date fair value of these stock options was $0.22. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 75%; expected forfeiture rate of 0%; risk-free interest rate of 0.30%; and expected life of 5 years. The vesting period of the options granted to directors is as follows: 1/3 at May 8, 2020; 1/3 at November 8, 2020; 1/3 at May 8, 2021. The vesting period of the options granted to the officers, employees and consultants is as follows: 1/3 at May 8, 2020; 1/3 at May 8, 2021; 1/3 at May 8, 2022.

On May 16, 2020, the Company issued 100,000 stock options to a consultant with an exercise price of $0.40 per share and an expiry date of May 16, 2025. The grant date fair value of these stock options was $0.24. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 75%; expected forfeiture rate of 0%; risk-free interest rate of 0.30%; and expected life of 5 years. The vesting period of the options granted to the consultant is as follows: 1/3 at May 16, 2020; 1/3 at November 16, 2020; 1/3 at May 16, 2021.

On July 6, 2020, the Company issued 100,000 stock options to a consultant with an exercise price of $0.68 per share and an expiry date of July 6, 2025. The grant date fair value of these stock options was $0.41. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 75%; expected forfeiture rate of 0%; risk-free interest rate of 0.26%; and expected life of 5 years. The vesting period of the options granted to the consultant is as follows: 1/3 at July 6, 2020; 1/3 at July 6, 2021; 1/3 at July 6, 2022.

On July 24, 2020, the Company issued 150,000 stock options to a consultant with an exercise price of $0.63 per share and an expiry date of July 24, 2025. The grant date fair value of these stock options was $0.38. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 75%; expected forfeiture rate of 0%; risk-free interest rate of 0.26%; and expected life of 5 years. The vesting period of the options granted to the consultant is as follows: 1/3 at July 24, 2020; 1/3 at July 24, 2021; 1/3 at July 24, 2022.

On October 6, 2020, the Company issued 400,000 stock options to a number of directors with an exercise price of $0.75 per share and an expiry date of October 6, 2025. The grant date fair value of these stock options was $0.45. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 79%; expected forfeiture rate of 0%; risk-free interest rate of 0.24%; and expected life of 5 years. The vesting period of the options granted to the directors is as follows: 1/3 at October 6, 2020; 1/3 at April 6, 2021; 1/3 at October 6, 2021.

On November 24, 2020, the Company issued 75,000 stock options to a consultant with an exercise price of $1.77 per share and an expiry date of November 24, 2025. The grant date fair value of these stock options was $1.14. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 82%; expected forfeiture rate of 0%; risk-free interest rate of 0.27%; and expected life of 5 years. The vesting period of the options granted to the consultant is as follows: 1/2 at November 24, 2020; 1/2 at May 24, 2021.

On December 9, 2020, the Company issued 250,000 stock options to a number of consultants with an exercise price of $1.64 per share and an expiry date of December 9, 2023. The grant date fair value of these stock options was $0.91. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 88%; expected forfeiture rate of 0%; risk-free interest rate of 0.20%; and expected life of 3 years. The vesting period of the options granted to the consultant is as follows: 1/3 at December 9, 2020; 1/3 at December 9, 2021; 1/3 at December 9, 2022.

On December 30, 2020, the Company issued 1,000,000 stock options to a number of directors with an exercise price of $3.32 per share and an expiry date of December 30, 2025. The grant date fair value of these stock options was $2.15. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 83%; expected forfeiture rate of 0%; risk-free interest rate of 0.20%; and expected life of 5 years. The vesting period of the options granted to the directors is as follows: 1/3 at December 30, 2020; 1/3 at June 30, 2021; 1/3 at December 30, 2021.

On December 30, 2020, the Company issued 425,000 stock options to a number of employees and consultants with an exercise price of $3.32 per share and an expiry date of December 30, 2023. The grant date fair value of these stock options was $1.92. The fair value of these options was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 92%; expected forfeiture rate of 0%; risk-free interest rate of 0.20%; and expected life of 3 years. The vesting period of the options granted to the employees and consultants is as follows: 1/3 at December 30, 2020; 1/3 at December 30, 2021; 1/3 at December 30, 2022.

The Company's computation of expected volatility for the years ended March 31, 2022 and 2021 is based on the Company's market close price over a prior period equal to the expected life of the options.

The Company applies the fair value method of accounting for share-based payment awards to directors, officers, employees and non-employees. Accordingly, the following amounts have been recognised as compensation expense, exploration and evaluation expense and under capital stock as share-based payment reserve:

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2022	2021
	$	$

Stock-based compensation expense	4,726,840	2,018,416
Exploration and evaluation expenditures	47,869	177,541
	4,774,709	2,195,957

Stock option and share-based payment activity for the years ended March 31, 2022 and March 31, 2021 are summarised as follows:

	Year ended		Year ended
	March 31, 2022		March 31, 2021
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$

Balance, beginning of year	7,021,667	1.13	4,775,000	0.55
Granted	2,344,000	4.24	3,100,000	1.94
Exercised	(673,333)	0.59	(653,333)	0.57
Expired	-	-	(200,000)	1.67
Balance, end of year	8,692,334	2.01	7,021,667	1.13

At March 31, 2022, outstanding options to acquire common shares of the Company were as follows:

					Weighted
		Number of	Number of		average
	Exercise	Options	Options	Grant date	remaining
	Price	Issued	Exercisable	fair value	contractual life
Expiry Date	$	#	#	$	(years)

April 13, 2023	1.76	50,000	50,000	46,000	1.04
July 3, 2023	0.50	1,350,000	1,350,000	405,000	1.26
August 13, 2023	0.53	650,000	650,000	214,500	1.37
November 14, 2023	0.40	100,000	100,000	26,000	1.62
December 9, 2023	1.64	250,000	166,667	227,500	1.69
December 30, 2023	3.32	425,000	283,333	816,000	1.75
June 30, 2024	3.50	150,000	50,000	301,500	2.25
July 17, 2024	0.40	1,175,000	1,175,000	199,750	2.30
July 23, 2024	3.10	25,000	8,333	43,750	2.32
September 3, 2024	3.69	100,000	66,667	212,000	2.43
September 21, 2024	4.08	120,000	40,000	277,200	2.48
October 13, 2024	4.92	100,000	33,333	189,333	2.54
October 26, 2024	4.77	50,000	16,667	137,500	2.58
November 1, 2024	5.67	100,000	33,333	321,000	2.59
December 10, 2024	0.40	40,000	40,000	7,600	2.70
December 29, 2024	5.22	200,000	66,667	592,000	2.75
January 14, 2025	4.25	200,000	66,667	484,000	2.79
January 17, 2025	4.25	20,000	6,667	56,000	2.80
March 29, 2025	3.88	54,000	18,000	123,660	3.00
May 8, 2025	0.40	600,000	483,333	132,000	3.11
May 16, 2025	0.40	100,000	66,667	24,000	3.13
July 6, 2025	0.68	33,334	-	13,667	3.27
July 24, 2025	0.63	150,000	100,000	57,000	3.32
October 6, 2025	0.75	400,000	400,000	180,000	3.52
November 24, 2025	1.77	75,000	75,000	85,500	3.65
December 30, 2025	3.32	1,000,000	1,000,000	2,150,000	3.75
April 13, 2026	1.76	50,000	16,667	58,000	4.04
December 15, 2026	5.20	25,000	8,333	84,750	4.71
January 14, 2027	4.25	1,100,000	366,667	3,080,000	4.79
		8,692,334	6,738,001	10,545,210	2.70

At March 31, 2021, outstanding options to acquire common shares of the Company were as follows:

					Weighted
		Number of	Number of		average
	Exercise	Options	Options	Grant date	remaining
	Price	Issued	Exercisable	fair value	contractual life
Expiry Date	$	#	#	$	(years)

July 5, 2021	0.72	340,000	340,000	190,400	0.26
July 3, 2023	0.50	1,350,000	1,350,000	405,000	2.26
August 13, 2023	0.53	800,000	800,000	264,000	2.37
November 14, 2023	0.40	100,000	100,000	26,000	2.62
December 9, 2023	1.64	250,000	83,333	227,500	2.69
December 30, 2023	3.32	425,000	141,667	816,000	2.50
July 17, 2024	0.40	1,225,000	1,225,000	208,250	3.30
October 22, 2024	0.40	50,000	50,000	12,000	3.56
December 10, 2024	0.40	90,000	90,000	17,100	3.70
May 8, 2025	0.40	600,000	283,333	132,000	4.11
May 16, 2025	0.40	100,000	33,333	24,000	4.13
July 6, 2025	0.68	66,667	-	27,333	4.27
July 24, 2025	0.63	150,000	50,000	57,000	4.32
October 6, 2025	0.75	400,000	133,333	180,000	4.52
November 24, 2025	1.77	75,000	37,500	85,500	4.65
December 30, 2025	3.32	1,000,000	333,333	2,150,000	4.75
		7,021,667	5,050,832	4,822,083	3.19